Advances for Vessels Under Construction and Vessels, net (Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vessel Cost
Beginning balance	$ 1,069,204	$ 1,114,247
Additions for vessel acquisitions and improvements	183	958
Vessel disposals	(23,875)	(46,001)
Ending balance	1,045,512	1,069,204
Accumulated Depreciation
Beginning balance	(235,792)	(214,055)
Vessel disposals	6,201	16,849
Depreciation for the period	(37,983)	(38,586)
Ending balance	(267,574)	(235,792)
Net Book Value
Beginning balance	833,412	900,192
Additions for vessel acquisitions and improvements	183	958
Vessel disposal	(17,674)	(29,152)
Depreciation for the period	(37,983)	(38,586)
Ending balance	$ 777,938	$ 833,412